Segment Information (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of Segment Information [Abstract]
Schedule of Key Financial Performance Measures of the Segments	Key financial performance measures of the segments including revenue, cost of revenue, and gross profit are as follows:
	For the six-month period ended June 30
	(Unaudited)	(Unaudited)
	2023	2022
	USD	USD
Revenue from subscription segment
Revenue	11,392,072	12,395,929
Cost of revenue	(11,489,456)	(11,110,051)
Gross profit	(97,384)	1,285,878

Revenue from advertisement segment
Revenue	5,270,804	7,367,405
Cost of revenue	(1,974,887)	(5,709,685)
Gross profit	3,295,917	1,657,720

Revenue from live events segment
Revenue	2,240,835	1,275,391
Cost of revenue	(2,390,455)	(1,278,004)
Gross profit	(149,620)	(2,613)

Consolidated
Revenue	18,903,711	21,038,725
Cost of revenue	(15,854,798)	(18,097,740)
Gross profit	3,048,913	2,940,985

Schedule of Reportable Segment Gross Profit to the Group’s Loss Before Tax	Selling and marketing, operating expenses, finance income, and finance costs are not allocated to individual segments as these are managed on an overall group basis. The reconciliation between reportable segment gross profit to the Group’s loss before tax is as follows:
	For the six-month period ended June 30
	(Unaudited)	(Unaudited)
	2023	2022
	USD	USD

Segment gross profit	3,048,913	2,940,985
Selling and marketing expenses	(4,673,130)	(6,667,198)
General and administrative expenses (note 6)	(9,090,300)	(10,739,304)
Consultancy and professional fees	(530,275)	(1,341,978)
Government grants	1,431,490	2,123,055
Finance costs	(139,255)	(479,148)
Finance income	5,234	721
Other income	840,100	2,811,288
Share of loss of a joint venture	(126,844)	(127,209)
Fair value change of warrant liabilities (note 17)	(208,383)	3,597,835
Recapitalization expense	-	(48,521,756)
Foreign exchange loss, net	(2,409,540)	(1,199,639)
Loss before tax	(11,851,990)	(57,602,348)

Schedule of Revenue by Market	Revenue by market
	For the six-month period ended June 30
	(Unaudited)	(Unaudited)
	2023	2022
	USD	USD

Egypt	6,976,960	5,984,090
UAE	4,286,444	5,320,004
KSA	2,930,379	4,253,911
Lebanon	1,588,373	1,939,228
Jordan	551,497	599,384
Morocco	537,996	436,280
Others*	2,032,062	2,505,828
	18,903,711	21,038,725
*	There is no individual geographical market other than those disclosed above which would constitute more than 5% of the total revenue.